Performance Management	Sep. 09, 2026
Lone Peak SMID Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not commenced investment operations as of the date of this Prospectus, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://lonepeakglobalETFs.com, or by calling the Fund at (800) 811-3359.

Performance One Year or Less [Text]	Because the Fund has not commenced investment operations as of the date of this Prospectus, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://lonepeakglobalETFs.com
Performance Availability Phone [Text]	(800) 811-3359
Lone Peak International Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund has not commenced investment operations as of the date of this Prospectus, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://lonepeakglobalETFs.com, or by calling the Fund at (800) 811-3359.

Performance Past Does Not Indicate Future [Text]	Because the Fund has not commenced investment operations as of the date of this Prospectus, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://lonepeakglobalETFs.com
Performance Availability Phone [Text]	(800) 811-3359